Employee Benefit Plans - Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Future benefit payments expected to be paid
2021	$ 871
2022	1,007
2023	1,034
2024	1,037
2025	1,102
2026 to 2030	$ 7,403